[Invesco Aim logo appears here]
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Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 100
Houston, TX 77046
713 626 1919
www.invescoaim.com
January 8, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	AIM Tax-Exempt Funds CIK No. 0000909466
Ladies and Gentlemen:
On behalf of AIM Tax-Exempt Funds (the “Fund”), attached herewith for filing, pursuant to the provisions of the Securities Act of 1933, as amended, including Rule 488 thereunder, is the electronic version of the Fund’s Registration Statement on Form N-14 containing a joint proxy statement/prospectus to accomplish the following:
•	The title of the securities being registered are Class A and Class Y shares of Invesco Municipal Fund and Class A, Class B, Class C, and Class Y shares of Invesco Tax-Exempt Securities Fund; and

•	Class A, Class B, Class C, and Class Y shares of Van Kampen California Insured Tax Free Fund, Van Kampen High Yield Municipal Fund, Van Kampen Insured Tax Free Income Fund, Van Kampen Intermediate Term Municipal Income Fund, Van Kampen Municipal Income Fund and Van Kampen New York Tax Free Income Fund.
Please send copies of all correspondence with respect to the Registration Statement on Form N-14 to my attention or contact me at 713.214.5770.
Very truly yours,
/s/ Melanie Ringold
Melanie Ringold
Counsel